Statements of Changes in Shareholders' Equity - BRL (R$) R$ in Millions		Share Capital	Other Reserves	Stock Options	Legal	Expansion	Treasury Shares	Retained Earnings	Governmental subsidy reserve	Appropriated earnings	Other comprehensive income	Controlling Shareholders [Member]	Non-controlling Interest	Total
Beginning balance, previously presented		R$ 6,811	R$ 7	R$ 324	R$ 426	R$ 2,299	R$ (7)			R$ (75)	R$ (20)	R$ 9,765	R$ 2,652	R$ 12,417
Effect of adoption of new accounting standard										(731)		(731)	(199)	(930)
Beginning balance at Dec. 31, 2016		6,811	7	324	426	2,299	(7)			(806)	(20)	9,034	2,453	11,487
Other comprehensive income:
Net income for the year										507		507	350	857
Foreign currency translation											(20)	(20)		(20)
Fair value of trade receivable											(10)	(10)	(8)	(18)
Income taxes on other comprehensive income											2	2	1	3
Other comprehensive income											(1)	(1)		(1)
Comprehensive income for the year										507	(29)	478	343	821
Capital increase		11										11		11
Stock options granted				16								16		16
Stock options granted - subsidiaries				8								8	3	11
Appropriation of net income to legal reserve					31					(31)
Transfer from expansion reserve						429				(429)
Interest on own capital										(81)		(81)	(20)	(101)
Proposed dividends										(78)		(78)	(9)	(87)
Others								(2)				(2)	2
Transactions with non-controlling interest								(2)				(2)		(2)
Ending balance at Dec. 31, 2017		6,822	7	348	457	2,728	(7)	(4)		(918)	(49)	9,384	2,772	12,156
Other comprehensive income:
Net income for the year										1,149		1,149	135	1,284
Foreign currency translation											(26)	(26)		(26)
Fair value of trade receivable											9	9	8	17
Comprehensive income for the year										1,149	(17)	1,132	143	1,275
Capital increase		3										3		3
Share-based expenses				44								44		44
Share-based expenses - subsidiaries				14								14	6	20
Appropriation of net income to legal reserve					60					(60)
Transfer from expansion reserve						(211)			58	153
Interest on own capital						(13)				(261)		(274)		(274)
Proposed dividends										(56)		(56)		(56)
Others								(4)				(4)	1	(3)
Transactions with non-controlling interest								(2)		(7)		(9)	3	(6)
Ending balance at Dec. 31, 2018		6,825	7	406	517	2,504	(7)	(10)	58		(66)	10,234	2,925	13,159
Beginning balance at Dec. 31, 2018		6,825	7	406	517	2,504	(7)	(10)	58		(66)	10,234	2,925	13,159
Other comprehensive income:
Net income for the year										790		790	46	836
Foreign currency translation											151	151	63	214
Fair value of trade receivable											(5)	(5)	(10)	(15)
Income taxes on other comprehensive income											6	6	10	16
Cash flow hedge											5	5		5
Other comprehensive income											(2)	(2)		(2)
Comprehensive income for the year										790	155	945	109	1,054
Capital increase		32										32		32
Share-based expenses				29								29		29
Share-based expenses - subsidiaries				5								5	4	9
Appropriation of net income to legal reserve					39					(39)
Transfer from expansion reserve						549				(549)
Interest on own capital						(137)				(37)		(174)		(174)
Proposed dividends										(156)		(156)	(38)	(194)
Hyperinflation adjustment	[1]							29				29	1	30
Transactions with non-controlling interest								(13)		(4)		(17)	342	325
Non-controlling interest on Exito													2,556	2,556
Sale of Via Varejo										(5)	18	13	(3,291)	(3,278)
Ending balance at Dec. 31, 2019		R$ 6,857	R$ 7	R$ 440	R$ 556	R$ 2,916	R$ (7)	R$ 6	R$ 58		R$ 107	R$ 10,940	R$ 2,608	R$ 13,548

[1]	Refers to adjustments to foreign subsidiaries with hyperinflation economy.